Stockholders' Deficit - Warrants (Details)	12 Months Ended
Dec. 31, 2024 Days $ / shares shares
Class of Warrant or Right [Line Items]
Share price trigger used to measure dilution of warrant	$ 11.5
Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18
Adjustment two of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
BURTECH ACQUISITION CORP [Member]
Class of Warrant or Right [Line Items]
Number of shares issuable per warrant | shares	1
Threshold trading days for calculating Market Value | Days	20
BURTECH ACQUISITION CORP [Member] | Warrants
Class of Warrant or Right [Line Items]
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis	60 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 9.2
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination	$ 9.2
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
BURTECH ACQUISITION CORP [Member] | Public Warrants
Class of Warrant or Right [Line Items]
Public Warrants expiration term	5 years
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
BURTECH ACQUISITION CORP [Member] | Public Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01
Redemption period	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | Days	30
Threshold Number of Business Days Before Sending Notice of Redemption to Warrant Holders | Days	3
Minimum threshold written notice period for redemption of public warrants	30 days